Related Party Transactions - Forward Purchase Agreement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Aug. 04, 2020
Related Party Transaction [Line Items]
Number of shares called by each warrants (in shares)			1
Cik0001812667 Cc Neuberger Principal Holdings Ii
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00	$ 12.00
Warrant in each unit (as percent)	0.187%	18.70%
Number of shares called by each warrants (in shares)			1
Warrants | Cik0001812667 Cc Neuberger Principal Holdings Ii
Related Party Transaction [Line Items]
Number of shares called by each warrants (in shares)	1	1
Class A | Cik0001812667 Cc Neuberger Principal Holdings Ii
Related Party Transaction [Line Items]
Number of shares called by each warrants (in shares)	1	1
Class A | Cik0001812667 Cc Neuberger Principal Holdings Ii | Forward Purchase Agreement With Member Of Sponsor [Member]
Related Party Transaction [Line Items]
Units agreed to be purchased, authorized amount		$ 200,000,000
Purchase price per unit (in dollars per share)		$ 10.00
Number of Forward Purchase Shares that each unit consists (in shares)	1	1
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 11.50